Capital Stock (Detail Textuals 1) $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 03, 2017 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Oct. 02, 2017	Dec. 31, 2016 shares	Dec. 01, 2016 shares
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees | $		$ 417	$ 1,022	$ 491
Gross proceeds from sale of options | $		$ 20	$ 363	$ 520
Number of share options expired without being exercised		220,233	200,600	52,923	52,923
Number of stock options outstanding		1,428,408	1,394,642	1,602,127		1,602,127		1,387,000
Apicore entity | Discontinued Operations
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees | $				$ 132
Apicore
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized									497,500
Number of stock options outstanding							517,500
Number of shares outstanding	117,500
Non-controlling interests | $	$ 615
Apicore | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized									400,000
Number of share options expired without being exercised	117,500
Apicore | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized									897,500
Employees and former directors | Class E common shares
Disclosure of detailed information about business combination [line items]
Gross proceeds from sale of options | $					$ 48
Number of share acquired due to options exercised				405,000	405,000
Total cost				$ 2,690		$ 1,975
Number of shares outstanding				112,500		112,500
Employees and former directors | Apicore entity
Disclosure of detailed information about business combination [line items]
Gross proceeds from sale of options | $					$ 280
Employees and former directors | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares issued under the plan				292,500	292,500